UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2004
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total: 28249
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
AMERICAN INTL GROUP INC        	COM 	026874107      804	12250	 SH 	      SOLE 	   	   12250
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      1146	76957	 SH 	      SOLE 	   	   76957
ARGONAUT TECHNOLOGIES INC      	COM 	040175101      28	29212	 SH 	      SOLE 	   	   29212
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      585	13200	 SH 	      SOLE 	   	   13200
BANK AMER CORP                 	COM 	060505104      291	6200	 SH 	      SOLE 	   	   6200
BIOGEN IDEC INC                	COM 	09062X103      361	5425	 SH 	      SOLE 	   	   5425
BRISTOL MYERS SQUIBB CO        	COM 	110122108      282	11000	 SH 	      SOLE 	   	   11000
CHEVRONTEXACO CORP             	COM 	166764100      509	9700	 SH 	      SOLE 	   	   9700
CIENA CORP                     	COM 	171779101      711	212887	 SH 	      SOLE 	   	   212887
CINERGY CORP                   	COM 	172474108      464	11150	 SH 	      SOLE 	   	   11150
CISCO SYS INC                  	COM 	17275R102      445	23050	 SH 	      SOLE 	   	   23050
CITIGROUP INC                  	COM 	172967101      979	20316	 SH 	      SOLE 	   	   20316
COCA COLA CO                   	COM 	191216100      292	7025	 SH 	      SOLE 	   	   7025
COMCAST CORP NEW               	COM 	20030N200      207	6300	 SH 	      SOLE 	   	   6300
CSX CORP                       	COM 	126408103      393	9800	 SH 	      SOLE 	   	   9800
CVS CORP                       	COM 	126650100      245	5425	 SH 	      SOLE 	   	   5425
DELL INC                       	COM 	24702R101      346	8200	 SH 	      SOLE 	   	   8200
DU PONT E I DE NEMOURS + CO    	COM 	263534109      334	6800	 SH 	      SOLE 	   	   6800
EMERSON ELEC CO                	COM 	291011104      533	7600	 SH 	      SOLE 	   	   7600
EXACT SCIENCES CORP            	COM 	30063P105      385	100880	 SH 	      SOLE 	   	   100880
EXXON MOBIL CORP               	COM 	30231G102      814	15880	 SH 	      SOLE 	   	   15880
GANNETT INC                    	COM 	364730101      486	5950	 SH 	      SOLE 	   	   5950
GENERAL ELEC CO                	COM 	369604103      1017	27850	 SH 	      SOLE 	   	   27850
GENERAL MLS INC                	COM 	370334104      258	5200	 SH 	      SOLE 	   	   5200
GILLETTE CO                    	COM 	375766102      510	11400	 SH 	      SOLE 	   	   11400
GOLDEN WEST FINL CORP DEL      	COM 	381317106      491	8000	 SH 	      SOLE 	   	   8000
INGERSOLL RAND COMPANY LIMITED 	COM 	G4776G101      460	5725	 SH 	      SOLE 	   	   5725
INTEL CORP                     	COM 	458140100      442	18905	 SH 	      SOLE 	   	   18905
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      841	8532	 SH 	      SOLE 	   	   8532
INTERNATIONAL PAPER CO         	COM 	460146103      260	6200	 SH 	      SOLE 	   	   6200
IPASS INC                      	COM 	46261V108      1815	245180	 SH 	      SOLE 	   	   245180
JOHNSON + JOHNSON              	COM 	478160104      755	11900	 SH 	      SOLE 	   	   11900
LOWES COS INC                  	COM 	548661107      478	8300	 SH 	      SOLE 	   	   8300
MEDTRONIC INC                  	COM 	585055106      343	6900	 SH 	      SOLE 	   	   6900
MICROSOFT CORP                 	COM 	594918104      908	34000	 SH 	      SOLE 	   	   34000
MOMENTA PHARMACEUTICALS INC    	COM 	60877T100      2070	293136	 SH 	      SOLE 	   	   293136
PEPSICO INC                    	COM 	713448108      703	13475	 SH 	      SOLE 	   	   13475
PROCTER AND GAMBLE CO          	COM 	742718109      397	7200	 SH 	      SOLE 	   	   7200
SBC COMMUNICATIONS INC         	COM 	78387G103      360	13960	 SH 	      SOLE 	   	   13960
SCHLUMBERGER LTD               	COM 	806857108      315	4700	 SH 	      SOLE 	   	   4700
SPRINT CORP                    	COM 	852061100      497	20000	 SH 	      SOLE 	   	   20000
STATE STREET CORPORATION       	COM 	857477103      696	14170	 SH 	      SOLE 	   	   14170
TEXAS INSTRS INC               	COM 	882508104      266	10815	 SH 	      SOLE 	   	   10815
TEXTRON INC                    	COM 	883203101      590	8000	 SH 	      SOLE 	   	   8000
TIME WARNER INC NEW            	COM 	887317105      437	22500	 SH 	      SOLE 	   	   22500
UNITED TECHNOLOGIES CORP       	COM 	913017109      251	2425	 SH 	      SOLE 	   	   2425
WACHOVIA CORP 2ND NEW          	COM 	929903102      236	4492	 SH 	      SOLE 	   	   4492
WAL MART STORES INC            	COM 	931142103      413	7825	 SH 	      SOLE 	   	   7825
WEB MD CORP                    	COM 	94769M105      752	92155	 SH 	      SOLE 	   	   92155
WYETH                          	COM 	983024100      637	14950	 SH 	      SOLE 	   	   14950
3M CO                          	COM 	88579Y101      411	5002	 SH 	      SOLE 	   	   5002

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